Other Operating Income	6 Months Ended
Jun. 30, 2026
Other operating income [Abstract]
Other operating income
10.	Other operating income
For the six-month period ended June 30, 2025 and 2026, the other operating income amounted to nil and $430,324, respectively. The other operating income in the six-month period ended June 30, 2026 related to a claim in connection with repairs undertaken in prior years and included within “Other operating income” in the unaudited interim condensed consolidated statements of comprehensive income.